Components of Other Comprehensive Income (loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in net unrealized gain on Securities available for sale:
Net unrealized gain	$ 470	$ (43)	$ 300
Reclassification of impairment charges included in earnings	32	31	36
Other reclassifications included in earnings	(38)	1	1
Change in net unrealized gain on securities available for sale	464	(11)	337
Other	1	(1)	(1)
Other comprehensive income (loss), before tax	465	(12)	336
Change in net unrealized gain on Securities available for sale:
Net unrealized gain	(177)	16	(115)
Reclassification of impairment charges included in earnings	(12)	(12)	(14)
Other reclassifications included in earnings	14
Change in net unrealized gain on securities available for sale	(175)	4	(129)
Other
Other comprehensive (loss) income	(175)	4	(129)
Change in net unrealized gain on securities available for sale:
Net unrealized gain	293	(27)	185
Reclassification of impairment charges included in earnings	20	19	22
Other reclassifications included in earnings	(24)	1	1
Change in net unrealized gain on securities available for sale	289	(7)	208
Other	1	(1)	(1)
Other comprehensive income (loss), net of tax	$ 290	$ (8)	$ 207